UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23893)

SP Funds Trust
(Exact name of registrant as specified in charter)

1331 S. International Parkway, Suite 2291
Lake Mary, FL 32746
(Address of principal executive offices) (Zip code)

The Corporate Trust Company

Corporation Trust Center

1209 Orange Street

Wilmington, DE 19801
(Name and address of agent for service)

With a Copy to:

Deborah Bielicke Eades
Vedder Price P.C.
222 North LaSalle Street
Chicago, Illinois 60601

(321) 275-5125

Registrant’s telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: October 31, 2024

Item 1. Reports to Stockholders.

SP Funds 2030 Target Date Fund Tailored Shareholder Report

annual Shareholder Report October 31, 2024 SP Funds 2030 Target Date Fund Ticker: SPTAX - Investor Shares

This annual shareholder report contains important information about the SP Funds 2030 Target Date Fund (the "Fund") for the period June 28, 2024 to October 31, 2024. You can find additional information about the Fund at www.sp-funds.com. You can also request this information by contacting us at (425) 409‑9500 or by contacting the Fund at ShariaPortfolio, 1331 S. International Pkwy Ste 2291, Lake Mary, FL 32746.

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SP Funds 2030 Target Date Fund - Investor Shares	$29	0.85%

Cumulative Performance

(Initial Investment of $10,000)

SP Funds 2030 Target Date Fund (Investor Shares) - $9,880
Dow Jones Target 2030 Index - $10,380
$10,600
$10,500
$10,400
$10,300
$10,200
$10,100
$10,000
$9,900
$9,800
6/28/2024
7/31/2024
8/31/2024
9/30/2024
10/31/2024

Annual Performance

Annualized Returns for the Periods Ended October 31, 2024	Since Inception (6/28/2024)
SP Funds 2030 Target Date Fund - Investor Shares	-1.20%
Dow Jones Target 2030 Index	3.80%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.sp-funds.com for more recent performance information.

Fund Performance Overview

For the period ending October 31, 2024, the SP Funds 2030 Target Date ETF sought a high level of total return in line with its target date of 2030. The fund’s performance was primarily driven by its diversified allocation across global equities and fixed income, adjusting its risk exposure as it approaches the target date. Despite volatility in global markets due to rising interest rates and inflation concerns, the fund maintained steady performance with a focus on long-term growth, benefiting from the strong performance of equities in technology and consumer sectors.

Factors Influencing Performance

The performance of the fund was influenced by the broad market dynamics, including macroeconomic factors such as higher interest rates and persistent inflation, which impacted bond prices. The fund's equity portion benefitted from strong performance in select growth sectors, while its bond exposure faced headwinds due to the rising interest rate environment. As the fund’s target date approaches, the asset allocation gradually shifted toward more conservative investments to reduce volatility, which helped cushion the impact of market fluctuations.

SP Funds 2030 Target Date Fund Tailored Shareholder Report

Key Fund Statistics

(as of October 31, 2024)

Fund Size (Thousands)	$2,186
Number of Holdings	6
Total Advisory Fee Paid	$2,464
Annual Portfolio Turnover	13%

What did the Fund invest in?

(as of October 31, 2024)

Sector Breakdown

(% of net assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents other assets in excess of liabilities.

Top Holdings	(% of net assets)
SP Funds Dow Jones Global Sukuk ETF	41.7
SP Funds S&P 500 Sharia Industry Exclusions ETF	23.4
SP Funds S&P Global REIT Sharia ETF	9.4
SP Funds S&P Global Technology ETF	9.2
SP Funds S&P World (ex-US) ETF	4.6
SPDR Gold Shares	2.5

How has the Fund changed?

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.sp-funds.com .

SP Funds 2030 Target Date Fund Tailored Shareholder Report

annual Shareholder Report October 31, 2024 SP Funds 2030 Target Date Fund Ticker: SPTMX - Institutional Shares

This annual shareholder report contains important information about the SP Funds 2030 Target Date Fund (the "Fund") for the period August 29, 2024 to October 31, 2024. You can find additional information about the Fund at www.sp-funds.com. You can also request this information by contacting us at (425) 409‑9500 or by contacting the Fund at ShariaPortfolio, 1331 S. International Pkwy Ste 2291, Lake Mary, FL 32746.

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SP Funds 2030 Target Date Fund - Institutional Shares	$45	0.45%

Cumulative Performance

(Initial Investment of $10,000)

SP Funds 2030 Target Date Fund (Institutional Shares) - $9,920
Dow Jones Target 2030 Index - $10,043
$10,200
$10,150
$10,100
$10,050
$10,000
$9,950
$9,900
8/29/2024
8/31/2024
9/30/2024
10/31/2024

Annual Performance

Annualized Returns for the Periods Ended October 31, 2024	Since Inception (8/29/2024)
SP Funds 2030 Target Date Fund - Institutional Shares	-0.80%
Dow Jones Target 2030 Index	0.43%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.sp-funds.com for more recent performance information.

Fund Performance Overview

For the period ending October 31, 2024, the SP Funds 2030 Target Date ETF sought a high level of total return in line with its target date of 2030. The fund’s performance was primarily driven by its diversified allocation across global equities and fixed income, adjusting its risk exposure as it approaches the target date. Despite volatility in global markets due to rising interest rates and inflation concerns, the fund maintained steady performance with a focus on long-term growth, benefiting from the strong performance of equities in technology and consumer sectors.

Factors Influencing Performance

The performance of the fund was influenced by the broad market dynamics, including macroeconomic factors such as higher interest rates and persistent inflation, which impacted bond prices. The fund's equity portion benefitted from strong performance in select growth sectors, while its bond exposure faced headwinds due to the rising interest rate environment. As the fund’s target date approaches, the asset allocation gradually shifted toward more conservative investments to reduce volatility, which helped cushion the impact of market fluctuations.

SP Funds 2030 Target Date Fund Tailored Shareholder Report

Key Fund Statistics

(as of October 31, 2024)

Fund Size (Thousands)	$1,526
Number of Holdings	6
Total Advisory Fee Paid	$2,464
Annual Portfolio Turnover	13%

What did the Fund invest in?

(as of October 31, 2024)

Sector Breakdown

(% of net assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents other assets in excess of liabilities.

Top Holdings	(% of net assets)
SP Funds Dow Jones Global Sukuk ETF	41.7
SP Funds S&P 500 Sharia Industry Exclusions ETF	23.4
SP Funds S&P Global REIT Sharia ETF	9.4
SP Funds S&P Global Technology ETF	9.2
SP Funds S&P World (ex-US) ETF	4.6
SPDR Gold Shares	2.5

How has the Fund changed?

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.sp-funds.com .

SP Funds 2040 Target Date Fund Tailored Shareholder Report

annual Shareholder Report October 31, 2024 SP Funds 2040 Target Date Fund Ticker: SPTBX - Investor Shares

This annual shareholder report contains important information about the SP Funds 2040 Target Date Fund (the "Fund") for the period June 28, 2024 to October 31, 2024. You can find additional information about the Fund at www.sp-funds.com. You can also request this information by contacting us at (425) 409‑9500 or by contacting the Fund at ShariaPortfolio, 1331 S. International Pkwy Ste 2291, Lake Mary, FL 32746.

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SP Funds 2040 Target Date Fund - Investor Shares	$29	0.85%

Cumulative Performance

(Initial Investment of $10,000)

SP Funds 2040 Target Date Fund (Investor Shares) - $9,530
Dow Jones Target 2040 Index - $10,459
$10,700
$10,600
$10,500
$10,400
$10,300
$10,200
$10,100
$10,000
$9,900
$9,800
$9,700
$9,600
$9,500
6/28/2024
7/31/2024
8/31/2024
9/30/2024
10/31/2024

Annual Performance

Annualized Returns for the Periods Ended October 31, 2024	Since Inception (6/28/2024)
SP Funds 2040 Target Date Fund - Investor Shares	-4.70%
Dow Jones Target 2040 Index	4.39%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.sp-funds.com for more recent performance information.

Fund Performance Overview

For the period ending October 31, 2024, the SP Funds 2040 Target Date ETF pursued its goal of high total return through its 2040 target date. The fund’s performance was influenced by global equity market trends, including robust growth in technology and healthcare sectors, which positively contributed to its overall returns. However, challenges such as inflationary pressures, rising interest rates, and geopolitical uncertainties created periods of volatility. The fund’s diversified portfolio balanced equities with fixed-income assets to manage risk while seeking long-term growth.

Factors Influencing Performance

Performance was impacted by a mix of strong returns from global equity markets, particularly in developed markets, and the challenges presented by the global economic landscape, including rising interest rates and inflation. The equity portion of the fund saw growth in technology and healthcare, while the fixed-income allocation faced headwinds as bond yields rose. The fund's asset allocation continued to shift toward more conservative investments, mitigating some of the risks associated with the more volatile equity markets. The strategic shift aimed to manage risk as the fund moves closer to its 2040 target date.

SP Funds 2040 Target Date Fund Tailored Shareholder Report

Key Fund Statistics

(as of October 31, 2024)

Fund Size (Thousands)	$1,087
Number of Holdings	5
Total Advisory Fee Paid	$976
Annual Portfolio Turnover	0%

What did the Fund invest in?

(as of October 31, 2024)

Sector Breakdown

(% of net assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents other assets in excess of liabilities.

Top Holdings	(% of net assets)
SP Funds S&P 500 Sharia Industry Exclusions ETF	39.0
SP Funds S&P Global Technology ETF	37.3
SP Funds S&P World (ex-US) ETF	9.7
SP Funds Dow Jones Global Sukuk ETF	5.0
SP Funds S&P Global REIT Sharia ETF	4.9

How has the Fund changed?

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.sp-funds.com .

SP Funds 2040 Target Date Fund Tailored Shareholder Report

annual Shareholder Report October 31, 2024 SP Funds 2040 Target Date Fund Ticker: SPTNX - Institutional Shares

This annual shareholder report contains important information about the SP Funds 2040 Target Date Fund (the "Fund") for the period August 29, 2024 to October 31, 2024. You can find additional information about the Fund at www.sp-funds.com. You can also request this information by contacting us at (425) 409‑9500 or by contacting the Fund at ShariaPortfolio, 1331 S. International Pkwy Ste 2291, Lake Mary, FL 32746.

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SP Funds 2040 Target Date Fund - Institutional Shares	$8	0.45%

Cumulative Performance

(Initial Investment of $10,000)

SP Funds 2040 Target Date Fund (Institutional Shares) - $9,907
Dow Jones Target 2040 Index - $10,041
$10,250
$10,200
$10,150
$10,100
$10,050
$10,000
$9,950
$9,900
8/29/2024
8/31/2024
9/30/2024
10/31/2024

Annual Performance

Annualized Returns for the Periods Ended October 31, 2024	Since Inception (8/29/2024)
SP Funds 2040 Target Date Fund - Institutional Shares	-0.93%
Dow Jones Target 2040 Index	0.41%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.sp-funds.com for more recent performance information.

Fund Performance Overview

For the period ending October 31, 2024, the SP Funds 2040 Target Date ETF pursued its goal of high total return through its 2040 target date. The fund’s performance was influenced by global equity market trends, including robust growth in technology and healthcare sectors, which positively contributed to its overall returns. However, challenges such as inflationary pressures, rising interest rates, and geopolitical uncertainties created periods of volatility. The fund’s diversified portfolio balanced equities with fixed-income assets to manage risk while seeking long-term growth.

Factors Influencing Performance

Performance was impacted by a mix of strong returns from global equity markets, particularly in developed markets, and the challenges presented by the global economic landscape, including rising interest rates and inflation. The equity portion of the fund saw growth in technology and healthcare, while the fixed-income allocation faced headwinds as bond yields rose. The fund's asset allocation continued to shift toward more conservative investments, mitigating some of the risks associated with the more volatile equity markets. The strategic shift aimed to manage risk as the fund moves closer to its 2040 target date.

SP Funds 2040 Target Date Fund Tailored Shareholder Report

Key Fund Statistics

(as of October 31, 2024)

Fund Size (Thousands)	$459
Number of Holdings	5
Total Advisory Fee Paid	$976
Annual Portfolio Turnover	0%

What did the Fund invest in?

(as of October 31, 2024)

Sector Breakdown

(% of net assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents other assets in excess of liabilities.

Top Holdings	(% of net assets)
SP Funds S&P 500 Sharia Industry Exclusions ETF	39.0
SP Funds S&P Global Technology ETF	37.3
SP Funds S&P World (ex-US) ETF	9.7
SP Funds Dow Jones Global Sukuk ETF	5.0
SP Funds S&P Global REIT Sharia ETF	4.9

How has the Fund changed?

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.sp-funds.com .

SP Funds 2050 Target Date Fund Tailored Shareholder Report

annual Shareholder Report October 31, 2024 SP Funds 2050 Target Date Fund Ticker: SPTCX - Investor Shares

This annual shareholder report contains important information about the SP Funds 2050 Target Date Fund (the "Fund") for the period June 28, 2024 to October 31, 2024. You can find additional information about the Fund at www.sp-funds.com. You can also request this information by contacting us at (425) 409‑9500 or by contacting the Fund at ShariaPortfolio, 1331 S. International Pkwy Ste 2291, Lake Mary, FL 32746.

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SP Funds 2050 Target Date Fund - Investor Shares	$28	0.85%

Cumulative Performance

(Initial Investment of $10,000)

SP Funds 2050 Target Date Fund (Investor Shares) - $9,390
Dow Jones Target 2050 Index - $10,508
$10,800
$10,600
$10,400
$10,200
$10,000
$9,800
$9,600
$9,400
$9,200
6/28/2024
7/31/2024
8/31/2024
9/30/2024
10/31/2024

Annual Performance

Annualized Returns for the Periods Ended October 31, 2024	Since Inception (6/28/2024)
SP Funds 2050 Target Date Fund - Investor Shares	-6.10%
Dow Jones Target 2050 Index	4.83%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.sp-funds.com for more recent performance information.

Fund Performance Overview

For the period ending October 31, 2024, the SP Funds 2050 Target Date ETF focused on achieving high total returns in line with its 2050 target date. The fund’s performance was characterized by a more growth-oriented approach, with a larger allocation to equities, which benefitted from strong market performance in the technology and energy sectors. However, the global economic environment, including concerns about inflation, interest rate hikes, and geopolitical risks, created some volatility. Despite this, the fund maintained an emphasis on long-term growth potential, taking advantage of market opportunities in global equities.

Factors Influencing Performance

The performance of the fund was driven by the strong performance of global equity markets, especially in technology and energy sectors, which contributed to growth. On the other hand, inflationary pressures and rising interest rates created challenges, particularly in the fixed-income portion of the portfolio, where bond prices were negatively impacted. As a more growth-oriented target date fund, the 2050 ETF maintained a higher equity allocation, which helped to capitalize on long-term growth trends despite short-term market volatility. The asset allocation strategy remained focused on maximizing growth potential while managing risk as the fund continues to evolve toward its 2050 target date.

SP Funds 2050 Target Date Fund Tailored Shareholder Report

Key Fund Statistics

(as of October 31, 2024)

Fund Size (Thousands)	$403
Number of Holdings	5
Total Advisory Fee Paid	$220
Annual Portfolio Turnover	12%

What did the Fund invest in?

(as of October 31, 2024)

Sector Breakdown

(% of net assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents other assets in excess of liabilities.

Top Holdings	(% of net assets)
SP Funds S&P 500 Sharia Industry Exclusions ETF	39.1
SP Funds S&P Global Technology ETF	37.4
SP Funds S&P World (ex-US) ETF	9.7
SP Funds Dow Jones Global Sukuk ETF	5.0
SP Funds S&P Global REIT Sharia ETF	4.9

How has the Fund changed?

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.sp-funds.com .

SP Funds S&P Global Technology ETF Tailored Shareholder Report

annual Shareholder Report October 31, 2024 SP Funds S&P Global Technology ETF Ticker: SPTE (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the SP Funds S&P Global Technology ETF (the "Fund") for the period November 30, 2023 to October 31, 2024. You can find additional information about the Fund at www.sp-funds.com. You can also request this information by contacting us at (425) 409‑9500 or by contacting the Fund at ShariaPortfolio, 1331 S. International Pkwy Ste 2291, Lake Mary, FL 32746.

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SP Funds S&P Global Technology ETF	$59	0.55%

Cumulative Performance

(Initial Investment of $10,000)

SP Funds S&P Global Technology ETF - $13,434
S&P Global 1200 Shariah Information Technology Capped Index - $12,912
$14,000
$13,500
$13,000
$12,500
$12,000
$11,500
$11,000
$10,500
$10,000
11/30/2023
12/31/2023
1/31/2024
2/29/2024
3/31/2024
4/30/2024
5/31/2024
6/30/2024
7/31/2024
8/31/2024
9/30/2024
10/31/2024

Annual Performance

Annualized Returns for the Periods Ended October 31, 2024	Since Inception (11/30/2023)
SP Funds S&P Global Technology ETF	34.34%
S&P Global 1200 Shariah Information Techology Capped Index	29.12%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.sp-funds.com for more recent performance information.

Fund Performance Overview

For the period ending October 31, 2024, the S&P 500 Global Technology ETF (SPTE) sought to track the performance of the S&P Global 1200 Shariah Information Technology Capped Index. The fund’s performance was impacted by a combination of global market conditions and sector-specific trends. Strong demand for technology services and products, particularly in areas like artificial intelligence, cloud computing, and cybersecurity, contributed to positive returns. However, broader macroeconomic factors, such as interest rate fluctuations and geopolitical tensions, created volatility, which somewhat restrained the fund’s performance during the period.

Factors Influencing Performance

Key factors influencing the fund’s performance included the technology sector’s resilience amidst economic uncertainty, supported by the rapid expansion of AI and tech innovation. However, inflation concerns, rising interest rates, and global trade challenges led to volatility. The fund’s Shariah-compliant investment strategy also guided its exposure to companies in line with ethical guidelines, which may have limited its exposure to certain high-growth technology stocks. The investment adviser employed a passive management strategy, aiming to closely track the performance of the underlying index while maintaining sector-specific diversification.

SP Funds S&P Global Technology ETF Tailored Shareholder Report

Key Fund Statistics

(as of October 31, 2024)

Fund Size (Thousands)	$39,539
Number of Holdings	97
Total Advisory Fee Paid	$143,710
Annual Portfolio Turnover	15%

What did the Fund invest in?

(as of October 31, 2024)

Sector Breakdown (% of net assets)

Geographic Breakdown (% of net assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents other assets in excess of liabilities.

Top Ten Holdings	(% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd.	15.5
NVIDIA Corp.	11.1
Apple, Inc.	10.9
Microsoft Corp.	10.8
SAP SE	4.9
ASML Holding NV	4.8
Broadcom, Inc.	3.3
Shopify, Inc. - Class A	1.8
Keyence Corp.	1.7
Tokyo Electron Ltd.	1.4

How has the Fund changed?

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.sp-funds.com .

SP Funds S&P World (ex-US) ETF Tailored Shareholder Report

annual Shareholder Report October 31, 2024 SP Funds S&P World (ex-US) ETF Ticker: SPWO (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the SP Funds S&P World (ex-US) ETF (the "Fund") for the period December 19, 2023 to October 31, 2024. You can find additional information about the Fund at www.sp-funds.com. You can also request this information by contacting us at (425) 409‑9500 or by contacting the Fund at ShariaPortfolio, 1331 S. International Pkwy Ste 2291, Lake Mary, FL 32746.

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SP Funds S&P World (ex-US) ETF	$51	0.55%

Cumulative Performance

(Initial Investment of $10,000)

SP Funds S&P World (ex-US) ETF - $11,431
S&P DM Ex-U.S. & EM 50/50 Shariah Index - $11,434
$12,000
$11,500
$11,000
$10,500
$10,000
$9,500
12/19/2023
12/31/2023
1/31/2024
2/29/2024
3/31/2024
4/30/2024
5/31/2024
6/30/2024
7/31/2024
8/31/2024
9/30/2024
10/31/2024

Annual Performance

Annualized Returns for the Periods Ended October 31, 2024	Since Inception (12/19/2023)
SP Funds S&P World (ex-US) ETF	14.31%
S&P DM Ex-U.S. & EM 50/50 Shariah Index	14.34%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.sp-funds.com for more recent performance information.

Fund Performance Overview

For the period ending October 31, 2024, the SP Funds S&P World (ex-US) ETF aimed to track the performance of the S&P DM Ex-U.S. & EM 50/50 Shariah Index. The fund’s performance was influenced by both positive and negative global market trends. While developed markets (ex-U.S.) experienced moderate growth, emerging markets faced headwinds due to economic instability and geopolitical concerns. The fund’s Shariah-compliant strategy guided its exposure to regions and companies adhering to ethical investment principles, which provided a unique risk and return profile relative to traditional global equity indices.

Factors Influencing Performance

The fund’s performance was impacted by a combination of global economic factors, including fluctuating interest rates, inflationary pressures, and regional political instability. Developed markets saw steady performance, driven by strong corporate earnings in Europe and Asia. However, emerging markets faced challenges such as slower economic growth and rising geopolitical risks, which affected overall performance. The Shariah investment strategy led to selective exposure to sectors and companies that met ethical guidelines, which may have constrained the fund’s participation in some high-growth but non-compliant sectors. The fund's passive management approach aimed to track the underlying index, balancing exposure to both developed and emerging markets while adhering to Shariah principles.

SP Funds S&P World (ex-US) ETF Tailored Shareholder Report

Key Fund Statistics

(as of October 31, 2024)

Fund Size (Thousands)	$26,593
Number of Holdings	342
Total Advisory Fee Paid	$76,318
Annual Portfolio Turnover	30%

What did the Fund invest in?

(as of October 31, 2024)

Sector Breakdown (% of net assets)

Geographic Breakdown (% of net assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents other assets in excess of liabilities.

Top Ten Holdings	(% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd.	15.0
Meituan	2.8
Novo Nordisk A/S	2.7
ASML Holding NV	2.0
Nestle SA	1.9
SAP SE	1.8
PDD Holdings, Inc.	1.8
Roche Holding AG	1.7
AstraZeneca Plc	1.6
Novartis AG	1.6

How has the Fund changed?

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.sp-funds.com .

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

 1

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

SP Funds 2030 Target Date Fund

Investor Class Ticker: SPTAX

Institutional Class Ticker: SPTMX

SP Funds 2040 Target Date Fund

Investor Class Ticker: SPTBX

Institutional Class Ticker: SPTNX

SP Funds 2050 Target Date Fund

Investor Class Ticker: SPTCX

SP Funds S&P Global Technology ETF

Ticker: SPTE

SP Funds World ex-US ETF

Ticker: SPWO

Financial Statements

October 31, 2024

SP Funds 2030 Target Date Fund

Schedule of Investments

October 31, 2024

EXCHANGE TRADED FUNDS - 90.8%	Shares	Value
SP Funds Dow Jones Global Sukuk ETF (a)(b)	85,355	$1,548,340
SP Funds S&P 500 Sharia Industry Exclusions ETF (b)	21,152	867,655
SP Funds S&P Global REIT Sharia ETF (b)	16,862	349,212
SP Funds S&P Global Technology ETF (b)	12,693	340,766
SP Funds S&P World (ex-US) ETF (b)	7,554	172,035
SPDR Gold Shares (c)	366	92,785
TOTAL EXCHANGE TRADED FUNDS (Cost $3,387,268)		3,370,793

TOTAL INVESTMENTS - 90.8% (Cost $3,387,268)		3,370,793
Other Assets in Excess of Liabilities - 9.2%		341,034
TOTAL NET ASSETS - 100.0%		$3,711,827

Percentages are stated as a percent of net assets.

(a)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.
(b)	Affiliated company as defined by the Investment Company Act of 1940.
(c)	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

SP Funds 2040 Target Date Fund

Schedule of Investments

October 31, 2024

EXCHANGE TRADED FUNDS - 95.8%	Shares	Value
SP Funds Dow Jones Global Sukuk ETF (a)	4,257	$77,222
SP Funds S&P 500 Sharia Industry Exclusions ETF (a)(b)	14,687	602,461
SP Funds S&P Global REIT Sharia ETF (a)	3,658	75,757
SP Funds S&P Global Technology ETF (a)(b)	21,484	576,777
SP Funds S&P World (ex-US) ETF (a)	6,556	149,307
TOTAL EXCHANGE TRADED FUNDS (Cost $1,497,864)		1,481,524

TOTAL INVESTMENTS - 95.8% (Cost $1,497,864)		1,481,524
Other Assets in Excess of Liabilities - 4.2%		64,632
TOTAL NET ASSETS - 100.0%		$1,546,156

Percentages are stated as a percent of net assets.

(a)	Affiliated company as defined by the Investment Company Act of 1940.
(b)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

The accompanying notes are an integral part of these financial statements.

SP Funds 2050 Target Date Fund

Schedule of Investments

October 31, 2024

EXCHANGE TRADED FUNDS - 96.2%	Shares	Value
SP Funds Dow Jones Global Sukuk ETF (a)	1,113	$20,190
SP Funds S&P 500 Sharia Industry Exclusions ETF (a)(b)	3,842	157,599
SP Funds S&P Global REIT Sharia ETF (a)	957	19,819
SP Funds S&P Global Technology ETF (a)(b)	5,620	150,879
SP Funds S&P World (ex-US) ETF (a)	1,715	39,058
TOTAL EXCHANGE TRADED FUNDS (Cost $397,053)		387,545

TOTAL INVESTMENTS - 96.2% (Cost $397,053)		387,545
Other Assets in Excess of Liabilities - 3.8%		15,447
TOTAL NET ASSETS - 100.0%		$402,992

Percentages are stated as a percent of net assets.

(a)	Affiliated company as defined by the Investment Company Act of 1940.
(b)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

The accompanying notes are an integral part of these financial statements.

SP Funds S&P Global Technology ETF

Schedule of Investments

October 31, 2024

COMMON STOCKS - 98.9%	Shares	Value
Computers - 15.7%
Accenture PLC - Class A	1,078	$371,716
Apple, Inc.	19,034	4,299,971
Capgemini SE - ADR	5,918	204,171
CGI, Inc. (a)	1,417	156,790
Cognizant Technology Solutions Corp. - Class A	958	71,457
Crowdstrike Holdings, Inc. - Class A (a)	418	124,092
EPAM Systems, Inc. (a)	118	22,261
Fortinet, Inc. (a)	1,133	89,122
Fujitsu Ltd. - ADR	12,744	237,675
Gartner, Inc. (a)	136	68,340
HP, Inc.	1,594	56,619
Logitech International SA	1,126	92,143
NEC Corp.	2,030	176,380
NetApp, Inc.	413	47,623
Nomura Research Institute Ltd. - ADR	3,363	100,789
Obic Co. Ltd.	2,360	77,326
		6,196,475

Electronics - 2.0%
Amphenol Corp. - Class A	2,071	138,799
Halma PLC - ADR	1,306	83,042
Jabil, Inc.	205	25,234
Keysight Technologies, Inc. (a)	300	44,703
Kyocera Corp. - ADR	10,384	105,086
Murata Manufacturing Co Ltd. - ADR	27,979	244,816
SCREEN Holdings Co. Ltd.	740	48,726
TE Connectivity Ltd.	546	80,491
Trimble, Inc. (a)	374	22,627
		793,524

Energy-Alternate Sources - 0.1%
Enphase Energy, Inc. (a)	183	15,196
First Solar, Inc. (a)	194	37,729
		52,925

Healthcare-Products - 0.6%
FUJIFILM Holdings Corp. - ADR	18,768	223,715

Internet - 2.7%
CDW Corp.	227	42,728
F5, Inc. (a)	118	27,598
GoDaddy, Inc. - Class A (a)	253	42,201
Palo Alto Networks, Inc. (a)	566	203,947
Shopify, Inc. - Class A (a)	9,206	719,335
VeriSign, Inc. (a)	149	26,349
		1,062,158

Machinery-Diversified - 2.2%
Hexagon AB - ADR	16,225	150,568
Keyence Corp.	1,464	670,658
Omron Corp. - ADR	1,421	56,101
		877,327

Miscellaneous Manufacturing - 0.1%
Teledyne Technologies, Inc. (a)	78	35,515

SP Funds S&P Global Technology ETF

Schedule of Investments

October 31, 2024

Office-Business Equipment - 0.7%
Canon, Inc. - ADR	7,449	239,783
Zebra Technologies Corp. - Class A (a)	66	25,210
		264,993

Semiconductors - 46.9%(b)
Advanced Micro Devices, Inc. (a)	2,827	407,286
Advantest Corp. - ADR	5,856	338,360
Analog Devices, Inc.	896	199,907
Applied Materials, Inc.	1,437	260,930
ASM International NV	346	192,400
ASML Holding NV	2,798	1,886,982
BE Semiconductor Industries NV	542	57,630
Broadcom, Inc.	7,703	1,307,738
Disco Corp. - ADR	7,113	203,290
Infineon Technologies AG - ADR	9,900	313,335
KLA Corp.	241	160,561
Lam Research Corp.	2,370	176,210
Microchip Technology, Inc.	1,006	73,810
Micron Technology, Inc.	1,921	191,428
Monolithic Power Systems, Inc.	77	58,466
NVIDIA Corp.	32,938	4,372,849
NXP Semiconductors NV	472	110,684
ON Semiconductor Corp. (a)	717	50,541
Qorvo, Inc. (a)	236	16,817
QUALCOMM, Inc.	1,916	311,867
Renesas Electronics Corp. - ADR	25,845	175,229
Skyworks Solutions, Inc.	296	25,924
STMicroelectronics NV	4,566	124,075
Taiwan Semiconductor Manufacturing Co Ltd. - ADR	32,152	6,126,242
Teradyne, Inc.	239	25,384
Texas Instruments, Inc.	1,571	319,164
Tokyo Electron Ltd. - ADR	7,469	556,216
United Microelectronics Corp. - ADR	76,369	522,364
		18,565,689

Software - 24.0%
Adobe, Inc. (a)	772	369,078
Akamai Technologies, Inc. (a)	295	29,819
ANSYS, Inc. (a)	178	57,033
Autodesk, Inc. (a)	368	104,438
Cadence Design Systems, Inc. (a)	475	131,157
Constellation Software, Inc.	150	451,850
Dassault Systemes SE - ADR	4,957	168,835
Fair Isaac Corp. (a)	40	79,724
Microsoft Corp.	10,466	4,252,859
Oracle Corp.	2,644	443,769
PTC, Inc. (a)	236	43,738
Roper Technologies, Inc.	193	103,782
Sage Group PLC - ADR	2,008	100,380
Salesforce, Inc.	1,683	490,376
SAP SE - ADR	8,235	1,924,025
ServiceNow, Inc. (a)	350	326,547
Synopsys, Inc. (a)	263	135,079
Temenos AG - ADR	472	32,783
Tyler Technologies, Inc. (a)	72	43,602
WiseTech Global Ltd.	1,264	97,926
Xero Ltd. (a)	968	94,789
		9,481,589

SP Funds S&P Global Technology ETF

Schedule of Investments

October 31, 2024

Telecommunications - 3.9%
Arista Networks, Inc. (a)	438	169,261
Cisco Systems, Inc.	6,922	379,118
Corning, Inc.	1,361	64,770
Juniper Networks, Inc.	708	27,541
Motorola Solutions, Inc.	295	132,558
Nokia OYJ - ADR	41,541	195,658
Telefonaktiebolaget LM Ericsson - ADR	24,427	204,699
Xiaomi Corp. - ADR (a)	22,666	387,815
		1,561,420
TOTAL COMMON STOCKS (Cost $32,442,008)		39,115,330

TOTAL INVESTMENTS - 98.9% (Cost $32,442,008)		39,115,330
Other Assets in Excess of Liabilities - 1.1%		423,228
TOTAL NET ASSETS - 100.0%		$39,538,558

Percentages are stated as a percent of net assets.

AB - Aktiebolag

ADR - American Depositary Receipt

AG - Aktiengesellschaft

NV - Naamloze Vennootschap

OYJ - Julkinen Asakeyhtio

PLC - Public Limited Company

SA - Sociedad Anónima

SE - Societas Europeae

(a)	Non-income producing security.
(b)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

SP Funds S&P World (ex-US) ETF

Schedule of Investments

October 31, 2024

COMMON STOCKS - 99.5%	Shares	Value
Aerospace/Defense - 1.8%
Airbus SE - ADR	5,029	$191,354
Melrose Industries PLC	2,934	17,917
MTU Aero Engines AG - ADR	206	33,718
Rheinmetall AG - ADR	445	45,808
Saab AB - ADR	1,329	13,689
Safran SA - ADR	2,744	155,201
Thales SA - ADR	911	29,352
		487,039

Agriculture - 0.1%
IOI Corp. Bhd	18,747	16,140
Kuala Lumpur Kepong Bhd	3,434	16,782
		32,922

Airlines - 0.1%
Ryanair Holdings PLC - ADR	405	17,925

Apparel - 1.4%
adidas AG - ADR	671	80,211
Asics Corp. - ADR	1,525	26,687
Hermes International SCA - ADR	720	162,454
Kering SA - ADR	1,561	38,744
LPP SA	5	18,100
Shenzhou International Group Holdings Ltd. - ADR	4,517	34,691
		360,887

Auto Manufacturers - 2.3%
BYD Co. Ltd. - ADR	2,855	207,701
Ferrari NV	225	107,430
Geely Automobile Holdings Ltd. - ADR	1,606	56,113
Great Wall Motor Co. Ltd. - ADR	1,054	16,395
Kia Corp.	378	25,173
Li Auto, Inc. - Class A (a)	6,694	92,475
Subaru Corp. - ADR	2,777	24,910
Suzuki Motor Corp. - ADR	997	39,710
XPeng, Inc. - Class A (a)	6,254	36,320
		606,227

Auto Parts & Equipment - 0.7%
Bridgestone Corp. - ADR	2,450	43,659
Denso Corp. - ADR	4,276	60,719
Fuyao Glass Industry Group Co. Ltd. - Class H	3,529	25,034
Hyundai Mobis Co. Ltd.	92	16,633
LG Energy Solution Ltd. (a)	63	18,603
Samsung SDI Co. Ltd.	77	18,246
		182,894

Banks - 0.2%
Abu Dhabi Islamic Bank PJSC	6,030	20,686
Computershare Ltd. - ADR	1,150	19,895
Dubai Islamic Bank PJSC	12,021	20,455
		61,036

Beverages - 0.3%
Arca Continental SAB de CV	2,400	20,446
Coca-Cola Femsa SAB de CV - ADR	298	24,844
Nongfu Spring Co. Ltd. - Class H	9,638	35,828
		81,818

SP Funds S&P World (ex-US) ETF

Schedule of Investments

October 31, 2024

Biotechnology - 1.2%
Akeso, Inc. (a)	3,417	27,602
BeiGene Ltd. - ADR (a)	384	77,814
CSL Ltd. - ADR	1,967	184,434
Samsung Biologics Co. Ltd. (a)	28	20,330
		310,180

Building Materials - 1.2%
Anhui Conch Cement Co. Ltd. - ADR	1,468	21,345
Daikin Industries Ltd. - ADR	5,959	71,448
Geberit AG - ADR	717	44,963
James Hardie Industries PLC - ADR (a)	913	29,125
Kingspan Group PLC - ADR	334	29,118
Nibe Industrier AB - Class B (a)	3,354	16,124
Sika AG - ADR	3,480	96,814
Svenska Cellulosa AB SCA - Class B	1,320	17,376
		326,313

Chemicals - 2.7%
Air Liquide SA - ADR	5,895	210,982
Chandra Asri Pacific Tbk PT	73,051	40,726
Croda International PLC - ADR	481	11,828
DSM-Firmenich AG	430	50,931
Givaudan SA - ADR	808	76,671
Nippon Paint Holdings Co Ltd.	2,357	18,166
Nitto Denko Corp. - ADR	1,432	23,456
Novonesis (Novozymes) B - ADR	760	47,682
Petronas Chemicals Group Bhd	17,026	21,073
Shin-Etsu Chemical Co. Ltd. - ADR	8,161	150,326
Sociedad Quimica y Minera de Chile SA - ADR	757	29,061
Symrise AG - ADR	1,101	33,069
		713,971

Coal - 0.3%
China Shenhua Energy Co Ltd. - ADR	4,708	80,730

Commercial Services - 2.8%
Brambles Ltd. - ADR	1,422	34,270
Dai Nippon Printing Co. Ltd. - ADR	1,852	16,001
Experian PLC - ADR	1,854	90,512
Intertek Group PLC - ADR	297	17,796
New Oriental Education & Technology Group, Inc. - ADR	711	44,509
Recruit Holdings Co. Ltd. - ADR	16,863	206,066
RELX PLC - ADR	3,806	175,913
Secom Co. Ltd. - ADR	3,212	28,490
SGS SA - ADR	3,212	33,887
TOPPAN Holdings, Inc. - ADR	1,055	15,551
Wolters Kluwer NV - ADR	509	85,090
		748,085

Computers - 3.1%
Capgemini SE - ADR	1,787	61,652
CGI, Inc. (a)	433	47,911
Check Point Software Technologies Ltd. (a)	194	33,603
CyberArk Software Ltd. (a)	88	24,334
Fujitsu Ltd. - ADR	3,491	65,107
Infosys Ltd. - ADR	20,315	424,787
LG Corp.	139	7,625

SP Funds S&P World (ex-US) ETF

Schedule of Investments

October 31, 2024

NEC Corp.	555	48,222
Nomura Research Institute Ltd. - ADR	941	28,202
Obic Co. Ltd.	800	26,212
Wipro Ltd. - ADR	7,855	50,900
		818,555

Cosmetics/Personal Care - 2.7%
Beiersdorf AG - ADR	849	22,880
Essity AB - Class B	1,230	34,578
Haleon PLC - ADR	7,113	68,925
Kao Corp. - ADR	5,408	47,374
L’Oreal SA - ADR	2,447	183,109
Shiseido Co. Ltd. - ADR	1,100	23,397
Unicharm Corp. - ADR	4,751	30,739
Unilever PLC - ADR	5,000	304,550
		715,552

Distribution/Wholesale - 0.3%
AddTech AB - Class B	529	14,604
Bunzl PLC - ADR	680	30,148
Pop Mart International Group Ltd.	3,483	31,584
Toromont Industries Ltd.	162	14,295
		90,631

Electric - 0.2%
Dubai Electricity & Water Authority PJSC	38,304	25,967
Origin Energy Ltd.	3,510	22,140
		48,107

Electrical Components & Equipment - 1.3%
Ecopro BM Co. Ltd. (a)	79	9,760
Legrand SA - ADR	2,680	60,300
Schneider Electric SE - ADR	5,375	277,834
		347,894

Electronics - 2.6%
ABB Ltd.	3,358	186,016
Assa Abloy AB - ADR	4,613	71,871
BYD Electronic International Co. Ltd.	4,327	18,645
Delta Electronics Thailand PCL	27,405	112,073
Halma PLC	813	25,869
Hoya Corp. - ADR	715	96,003
Kyocera Corp. - ADR	2,972	30,077
Murata Manufacturing Co. Ltd. - ADR	7,558	66,132
NIDEC Corp. - ADR	9,048	44,969
Samsung Electro-Mechanics Co. Ltd.	83	7,121
SCREEN Holdings Co. Ltd.	207	13,630
Shimadzu Corp.	611	18,259
		690,665

Energy-Alternate Sources - 0.2%
Vestas Wind Systems AS - ADR (a)	7,066	43,950

Engineering & Construction - 0.7%
Airports of Thailand PCL	24,074	43,696
Grupo Aeroportuario del Pacifico SAB de CV - ADR	205	35,689
Grupo Aeroportuario del Sureste SAB de CV - ADR	115	30,967
Samsung C&T Corp.	112	9,496
Stantec, Inc.	240	19,445
WSP Global, Inc.	249	44,455
		183,748

SP Funds S&P World (ex-US) ETF

Schedule of Investments

October 31, 2024

Environmental Control - 0.3%
Waste Connections, Inc.	526	92,876

Food - 2.9%
Ajinomoto Co., Inc. - ADR	978	37,624
Bid Corp Ltd.	2,162	51,011
BIM Birlesik Magazalar AS	2,327	31,658
Chocoladefabriken Lindt & Spruengli AG	2	23,523
Kerry Group PLC - ADR	297	29,652
Mowi ASA - ADR	895	15,430
Nestle SA - ADR	5,235	494,812
Nissin Foods Holdings Co. Ltd.	533	14,416
Orkla ASA - ADR	1,468	13,726
SD Guthrie Bhd	21,544	22,631
Sumber Alfaria Trijaya Tbk PT	85,834	18,157
Want Want China Holdings Ltd.	32,472	20,216
Yakult Honsha Co. Ltd.	389	8,473
		781,329

Food Service - 0.4%
Compass Group PLC - ADR	3,397	112,407

Forest Products & Paper - 0.1%
Mondi PLC - ADR	346	11,131
UPM-Kymmene Oyj - ADR	987	28,870
		40,001

Hand/Machine Tools - 0.4%
Fuji Electric Co Ltd.	359	18,737
Makita Corp. - ADR	527	17,217
Schindler Holding AG	67	19,479
Techtronic Industries Co. Ltd. - ADR	572	41,516
		96,949

Healthcare-Products - 2.3%
Alcon AG	992	91,296
Cochlear Ltd. - ADR	310	29,084
Coloplast A/S - ADR	2,179	27,281
EssilorLuxottica SA - ADR	1,192	139,333
Fisher & Paykel Healthcare Corp Ltd.	1,275	27,310
FUJIFILM Holdings Corp. - ADR	5,284	62,985
Olympus Corp.	2,396	42,635
Siemens Healthineers AG - ADR	1,224	31,824
Smith & Nephew PLC - ADR	803	20,147
Sonova Holding AG - ADR	519	37,918
Straumann Holding AG - ADR	2,404	31,516
Sysmex Corp. - ADR	859	15,909
Terumo Corp. - ADR	3,480	66,190
		623,428

Healthcare-Services - 1.0%
Bangkok Dusit Medical Services PCL	27,515	22,423
Bumrungrad Hospital PCL	1,376	11,091
ICON PLC (a)	190	42,201
IHH Healthcare Bhd	13,946	23,089
Lonza Group AG - ADR	1,612	99,412
Sonic Healthcare Ltd. - ADR	849	14,858
Wuxi Biologics Cayman, Inc. - ADR (a)	11,007	46,229
		259,303

SP Funds S&P World (ex-US) ETF

Schedule of Investments

October 31, 2024

Home Builders - 0.1%
Sekisui Chemical Co. Ltd.	527	7,508
Taylor Wimpey PLC - ADR	705	13,402
		20,910

Home Furnishings - 0.2%
Haier Smart Home Co. Ltd. - ADR	3,396	49,140

Household Products/Wares - 0.4%
Henkel AG & Co. KGaA - ADR	665	12,901
Reckitt Benckiser Group PLC - ADR	7,066	85,428
		98,329

Internet - 7.9%
Allegro.eu SA (a)	2,589	22,685
Auto Trader Group PLC - ADR	6,081	16,540
CAR Group Ltd.	768	19,005
Coupang, Inc. (a)	2,409	62,128
GoTo Gojek Tokopedia Tbk PT (a)	3,990,444	17,289
JD.com, Inc. - ADR	8,018	325,691
Kanzhun Ltd. - ADR	1,560	22,698
MakeMyTrip Ltd. (a)	320	32,477
Meituan - ADR (a)	15,484	732,393
PDD Holdings, Inc. - ADR (a)	3,966	478,260
Prosus NV - ADR	14,071	118,478
Shopify, Inc. - Class A (a)	2,465	192,609
Trend Micro, Inc.- ADR	295	15,420
Vipshop Holdings Ltd. - ADR	1,238	17,877
Wix.com Ltd. (a)	113	18,884
		2,092,434

Iron/Steel - 1.1%
BlueScope Steel Ltd.	997	13,263
Fortescue Ltd. - ADR	1,939	48,417
Vale SA - ADR	21,279	227,685
		289,365

Leisure Time - 0.4%
Amadeus IT Group SA - ADR	1,037	75,048
Shimano, Inc. - ADR	1,468	21,579
		96,627

Lodging - 0.1%
H World Group Ltd. - ADR	803	29,462

Machinery-Construction & Mining - 1.6%
Epiroc AB - ADR	1,146	22,221
Hitachi Ltd. - ADR	4,697	237,199
Metso Oyj	895	8,459
Mitsubishi Electric Corp. - ADR	2,188	75,595
Sandvik AB - ADR	2,538	49,567
Siemens Energy AG - ADR (a)	1,054	43,035
		436,076

Machinery-Diversified - 2.3%
Atlas Copco AB - ADR	3,634	52,766
Atlas Copco AB - ADR	5,220	85,556

SP Funds S&P World (ex-US) ETF

Schedule of Investments

October 31, 2024

Daifuku Co. Ltd. - ADR	1,559	14,670
FANUC Corp. - ADR	3,867	51,392
Hexagon AB - ADR	4,993	46,335
Keyence Corp.	407	186,446
Kone Oyj - ADR	1,846	50,470
Omron Corp. - ADR	389	15,358
SMC Corp. - ADR	2,837	60,768
Spirax Group PLC	151	12,531
Wartsila OYJ Abp - ADR	4,904	18,998
Yaskawa Electric Corp. - ADR	205	11,794
		607,084

Media - 0.3%
Informa PLC - ADR	1,238	25,305
Pearson PLC - ADR	1,238	18,075
Thomson Reuters Corp.	275	44,962
		88,342

Metal Fabricate/Hardware - 0.2%
Prysmian SpA - ADR	1,209	42,388
SKF AB - ADR	573	10,830
Tenaris SA - ADR	389	12,790
		66,008

Mining - 4.8%
Agnico Eagle Mines Ltd.	1,042	89,836
Amman Mineral Internasional PT (a)	69,400	40,570
Antofagasta PLC	703	15,654
Barrick Gold Corp.	3,570	68,918
BHP Group Ltd. - ADR	5,068	281,071
Boliden AB - ADR	205	12,714
Cameco Corp.	994	51,884
Franco-Nevada Corp.	395	52,372
Gold Fields Ltd. - ADR	5,002	82,433
Grupo Mexico SAB de CV - Class B	18,410	96,470
Impala Platinum Holdings Ltd. - ADR (a)	5,462	36,705
Ivanhoe Mines Ltd. - Class A (a)	1,457	19,243
Kinross Gold Corp.	2,501	25,208
Norsk Hydro ASA - ADR	2,363	14,414
Pan American Silver Corp.	739	17,262
Pilbara Minerals Ltd. (a)	3,493	6,520
Press Metal Aluminium Holdings Bhd	18,896	20,497
Rio Tinto Ltd.	767	59,939
Rio Tinto PLC - ADR	2,170	140,811
South32 Ltd. - ADR	1,790	21,337
Southern Copper Corp.	452	49,517
Wheaton Precious Metals Corp.	997	65,766
		1,269,141

Miscellaneous Manufacturing - 0.3%
Alfa Laval AB - ADR	683	30,127
Indutrade AB	542	14,619
Smiths Group PLC - ADR	619	12,244
Sunny Optical Technology Group Co. Ltd. - ADR	297	19,406
		76,396

Office-Business Equipment - 0.2%
Canon, Inc.	1,954	64,190

SP Funds S&P World (ex-US) ETF

Schedule of Investments

October 31, 2024

Oil & Gas - 1.9%
ADNOC Drilling Co. PJSC	10,625	14,666
ARC Resources Ltd.	1,335	22,085
Canadian Natural Resources Ltd.	4,334	147,218
Cenovus Energy, Inc.	2,647	42,517
Imperial Oil Ltd.	343	25,566
Neste Oyj - ADR	1,790	14,195
PTT Exploration & Production PCL	8,086	30,312
Suncor Energy, Inc.	2,588	97,583
Tourmaline Oil Corp.	660	30,392
Turkiye Petrol Rafinerileri AS	5,104	21,523
Woodside Energy Group Ltd. - ADR	3,895	61,346
		507,403

Pharmaceuticals - 11.5%
Astellas Pharma, Inc. - ADR	3,918	45,762
AstraZeneca PLC - ADR	6,158	438,142
Celltrion, Inc.	215	28,433
Chugai Pharmaceutical Co Ltd. - ADR	2,611	62,220
CSPC Pharmaceutical Group Ltd.	46,219	34,184
Daiichi Sankyo Co. Ltd. - ADR	3,918	127,609
Dr Reddy’s Laboratories Ltd. - ADR	672	49,661
Eisai Co. Ltd.	624	21,212
GSK PLC - ADR	4,216	154,980
Merck KGaA - ADR	1,513	49,989
Novartis AG - ADR	3,920	424,928
Novo Nordisk A/S - ADR	6,313	706,740
Ono Pharmaceutical Co. Ltd. - ADR	3,212	13,266
Otsuka Holdings Co. Ltd. - ADR	2,225	67,328
Roche Holding AG	61	20,684
Roche Holding AG - ADR	11,327	439,601
Sandoz Group AG - ADR	881	40,182
Sanofi SA - ADR	4,378	231,509
Shionogi & Co. Ltd. - ADR	2,992	21,273
Sino Biopharmaceutical Ltd.	57,115	25,933
UCB SA - ADR	481	46,162
		3,049,798

Pipelines - 0.2%
Adnoc Gas PLC	31,855	28,707
Petronas Gas Bhd	5,698	22,485
		51,192

Real Estate - 0.8%
Aldar Properties PJSC	15,664	32,497
Daito Trust Construction Co. Ltd. - ADR	481	13,081
Emaar Properties PJSC	25,679	60,754
FirstService Corp.	84	15,535
KE Holdings, Inc. - ADR	3,771	82,698
		204,565

Retail - 3.4%
Abu Dhabi National Oil Co. for Distribution PJSC	11,932	11,727
ANTA Sports Products Ltd. - ADR	247	66,186
Associated British Foods PLC - ADR	527	15,077
Cie Financiere Richemont SA - ADR	11,423	165,291
Clicks Group Ltd. - ADR	559	24,233
Dollarama, Inc.	584	60,702
Fast Retailing Co. Ltd. - ADR	4,215	134,669
H & M Hennes & Mauritz AB - ADR	5,002	14,506
Industria de Diseno Textil SA - ADR	4,749	136,344

SP Funds S&P World (ex-US) ETF

Schedule of Investments

October 31, 2024

JD Health International, Inc. (a)	5,840	20,883
JUMBO SA	440	11,703
Li Ning Co. Ltd. - ADR	531	27,347
MatsukiyoCocokara & Co.	435	5,969
Moncler SpA	434	24,001
Mr Price Group Ltd.	1,448	20,953
Nitori Holdings Co. Ltd. - ADR	1,514	18,986
Pan Pacific International Holdings Corp. - ADR	1,087	26,990
Raia Drogasil SA	5,346	22,580
Wesfarmers Ltd. - ADR	4,657	102,501
		910,648

Semiconductors - 20.7%
Advantest Corp. - ADR	1,661	95,973
ARM Holdings PLC - ADR (a)	235	33,206
ASM International NV	94	52,270
ASML Holding NV	801	540,197
Disco Corp. - ADR	1,983	56,674
Infineon Technologies AG - ADR	2,882	91,215
Lasertec Corp. - ADR	807	22,168
Renesas Electronics Corp. - ADR	6,683	45,311
Samsung Electronics Co. Ltd.	7,258	311,358
STMicroelectronics NV	1,375	37,364
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	21,000	4,001,340
Tokyo Electron Ltd. - ADR	1,917	142,759
United Microelectronics Corp. - ADR	13,083	89,488
		5,519,323

Shipbuilding - 0.2%
Kongsberg Gruppen ASA - ADR	345	17,975
Yangzijiang Shipbuilding Holdings Ltd.	15,235	29,712
		47,687

Software - 2.9%
Constellation Software, Inc.	39	117,481
Dassault Systemes SE - ADR	1,520	51,771
Descartes Systems Group, Inc. (a)	174	18,056
Nice Ltd. - ADR (a)	115	19,976
Sage Group PLC - ADR	532	26,595
SAP SE - ADR	2,055	480,130
WiseTech Global Ltd.	389	30,137
Xero Ltd. (a)	294	28,789
		772,935

Telecommunications - 2.6%
Celcomdigi Bhd	20,304	15,811
Chunghwa Telecom Co Ltd. - ADR	2,311	87,102
Elisa Oyj	381	18,100
Emirates Telecommunications Group Co. PJSC	14,438	69,655
Hellenic Telecommunications Organization SA - ADR	1,974	16,246
Nokia Oyj - ADR	12,463	58,701
Singapore Telecommunications Ltd. - ADR	1,330	31,122
Telefonaktiebolaget LM Ericsson - ADR	6,598	55,291
Telekom Malaysia Bhd	12,244	18,147
Vodacom Group Ltd. - ADR	3,442	21,581
Xiaomi Corp. - Class B (a)	84,225	289,258
		681,014

Transportation - 1.8%
Canadian National Railway Co.	1,128	121,665

SP Funds S&P World (ex-US) ETF

Schedule of Investments

October 31, 2024

Canadian Pacific Kansas City Ltd.	1,900	146,403
DSV AS - ADR	725	79,069
InPost SA (a)	1,240	24,137
J&T Global Express Ltd. (a)	29,148	23,058
Kawasaki Kisen Kaisha Ltd.	1,374	19,172
Kuehne + Nagel International AG - ADR	585	29,227
SITC International Holdings Co. Ltd.	4,434	12,547
TFI International, Inc.	158	21,120
		476,398
TOTAL COMMON STOCKS (Cost $24,429,473)		26,459,189

REAL ESTATE INVESTMENT TRUSTS - 0.4%	Shares	Value
Goodman Group	3,560	85,437
Prologis Property Mexico SA de CV	5,331	17,827
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $105,435)		103,264

PREFERRED STOCKS - 0.1%	Shares	Value
Iron/Steel - 0.1%
Gerdau SA - ADR	7,728	24,111
TOTAL PREFERRED STOCKS (Cost $27,719)		24,111

TOTAL INVESTMENTS - 100.0% (Cost $24,562,627)		26,586,564
Other Assets in Excess of Liabilities - 0.0% (b)		6,826
TOTAL NET ASSETS - 100.0%		$26,593,390

Percentages are stated as a percent of net assets.

AB - Aktiebolag

ADR - American Depositary Receipt

AG - Aktiengesellschaft

AS - Aksjeselskap

ASA - Advanced Subscription Agreement

KGaA - Kommanditgesellschaft auf Aktien

NV - Naamloze Vennootschap

Oyj - Julkinen Asakeyhtio

PCL - Public Company Limited

PJSC - Public Joint Stock Company

SA - Sociedad Anónima

SA de CV - Sociedad Anónima de Capital Variable

SAB de CV - Sociedad Anónima Bursátil de Capital Variable

SE - Societas Europeae

SpA - Societa per Azioni

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.

Statements of Assets and Liabilities

October 31, 2024

	SP Funds 2030 Target Date Fund	SP Funds 2040 Target Date Fund	SP Funds 2050 Target Date Fund	SP Funds S&P Global Technology ETF	SP Funds S&P World (ex-US) ETF
ASSETS:
Unaffiliated investments, at value (Note 2)	$92,785	$—	$—	$39,115,330	$26,586,564
Affiliated investments, at value	3,278,008	1,481,524	387,545	—	—
Cash	337,513	62,936	15,165	426,277	2,350
Receivable for fund shares sold	—	266	—	—	—
Dividends receivable	—	—	—	15,402	17,241
Prepaid expenses and other assets	6,033	2,574	634	—	—
Total assets	3,714,339	1,547,300	403,344	39,557,009	26,606,155

LIABILITIES:
Payable to adviser (Note 4)	1,381	597	156	18,451	12,765
Payable for distribution and shareholder servicing fees	1,131	547	196	—	—
Total liabilities	2,512	1,144	352	18,451	12,765
NET ASSETS	$3,711,827	$1,546,156	$402,992	$39,538,558	$26,593,390

NET ASSETS CONSISTS OF:
Paid-in capital	$3,722,950	$1,559,715	$412,514	$32,825,018	$24,694,857
Total distributable earnings/(accumulated losses)	(11,123)	(13,559)	(9,522)	6,713,540	1,898,533
Total net assets	$3,711,827	$1,546,156	$402,992	$39,538,558	$26,593,390

Net assets	$—	$—	$—	$39,538,558	$26,593,390
Shares issued and outstanding(a)	—	—	—	1,475,000	1,175,000
Net asset value per share	$—	$—	$—	$26.81	$22.63

Institutional Class
Net assets	$1,525,627	$459,429	$—	$—	$—
Shares issued and outstanding(a)	77,106	24,097	—	—	—
Net asset value per share	$19.79	$19.07	$—	$—	$—

Investor Class
Net assets	$2,186,200	$1,086,727	$402,992	$—	$—
Shares issued and outstanding(a)	110,635	57,029	21,458	—	—
Net asset value per share	$19.76	$19.06	$18.78	$—	$—

COST:
Unaffiliated investments, at cost	$85,903	$—	$—	$32,442,008	$24,562,627
Affiliated investments, at cost	3,301,365	1,497,864	397,053	—	—

(a)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

Statements of Operations

For the Period Ended October 31, 2024

	SP Funds 2030 Target Date Fund	SP Funds 2040 Target Date Fund	SP Funds 2050 Target Date Fund	SP Funds S&P Global Technology ETF	SP Funds S&P World (ex-US) ETF
INVESTMENT INCOME:
Dividend income from unaffiliated investments	$—	$—	$—	$240,531	$268,776
Dividend income from affiliated investments	8,849	1,730	369	—	—
Less: Dividend withholding taxes	—	—	—	(26,721)	(29,039)
Less: Issuance fees	—	—	—	(4,968)	(9,324)
Total investment income	8,849	1,730	369	208,842	230,413

EXPENSES:
Investment advisory fee (Note 4)	2,464	976	220	143,710	76,318
Distribution expenses – Investor Class	706	342	122	—	—
Shareholder service costs – Investor Class	424	205	73	—	—
Income tax expense	—	—	—	57	10
Total expenses	3,594	1,523	415	143,767	76,328
NET INVESTMENT INCOME/(LOSS)	5,255	207	(46)	65,075	154,085

REALIZED AND UNREALIZED GAIN/(LOSS)
Net realized gain/(loss) from:
Unaffiliated investments	5,997	2,574	634	50,579	(92,081)
Affiliated investments	(5,900)	—	(602)	—	—
Foreign currency translation	—	—	—	(1,407)	(7,853)
Net realized gain/(loss)	97	2,574	32	49,172	(99,934)
Net change in unrealized appreciation/(depreciation) on:
Unaffiliated investments	6,882	—	—	6,673,322	2,023,937
Affiliated investments	(23,357)	(16,340)	(9,508)
Foreign currency translation	—	—	—	(198)	(151)
Net change in unrealized appreciation/(depreciation)	(16,475)	(16,340)	(9,508)	6,673,124	2,023,786
Net realized and unrealized gain/(loss)	(16,378)	(13,766)	(9,476)	6,722,296	1,923,852
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(11,123)	$(13,559)	$(9,522)	$6,787,371	$2,077,937

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	SP Funds 2030 Target Date Fund	SP Funds 2040 Target Date Fund	SP Funds 2050 Target Date Fund	SP Funds S&P Global Technology ETF
	Period ended October 31, 2024(a)	Period ended October 31, 2024(a)	Period ended October 31, 2024(a)	Period ended October 31, 2024(b)
OPERATIONS:
Net investment income/(loss)	$5,255	$207	$(46)	$65,075
Net realized gain	97	2,574	32	49,172
Net change in unrealized appreciation/(depreciation)	(16,475)	(16,340)	(9,508)	6,673,124
Net increase/(decrease) in net assets from operations	(11,123)	(13,559)	(9,522)	6,787,371

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	—	—	—	(73,888)
Total distributions to shareholders	—	—	—	(73,888)

CAPITAL TRANSACTIONS:
Subscriptions - ETF	—	—	—	32,825,053
ETF transaction fees (Note 8)	—	—	—	22

Subscriptions – Institutional Class	1,538,180	464,352	—	—

Subscriptions – Investor Class	2,184,770	1,098,236	412,712	—

Redemptions – Investor Class	—	(2,873)	(198)	—
Net increase in net assets from capital transactions	3,722,950	1,559,715	412,514	32,825,075

NET INCREASE IN NET ASSETS	3,711,827	1,546,156	402,992	39,538,558

NET ASSETS:
Beginning of the period	—	—	—	—
End of the period	$3,711,827	$1,546,156	$402,992	$39,538,558

SHARES TRANSACTIONS
Subscriptions - ETF	—	—	—	1,475,000

Subscriptions – Institutional Class	77,106	24,097	—	—

Subscriptions – Investor Class	110,635	57,177	21,468	—

Redemptions – Investor Class	—	(148)	(10)	—
Total increase in shares outstanding	187,741	81,126	21,458	1,475,000

(a)	Inception date of the Fund was June 28, 2024.
(b)	Inception date of the Fund was November 30, 2023.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

SP Funds S&P World (ex-US) ETF
Period ended October 31, 2024(c)
OPERATIONS:
Net investment income	$154,085
Net realized loss	(99,934)
Net change in unrealized appreciation	2,023,786
Net increase in net assets from operations	2,077,937

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(183,813)
Total distributions to shareholders	(183,813)

CAPITAL TRANSACTIONS:
Subscriptions - ETF	24,693,858
ETF transaction fees (See Note 8)	5,408
Net increase in net assets from capital transactions	24,699,266

NET INCREASE IN NET ASSETS	26,593,390

NET ASSETS:
Beginning of the period	—
End of the period	$26,593,390

SHARES TRANSACTIONS
Subscriptions - ETF	1,175,000
Total increase in shares outstanding	1,175,000

(c)	Inception date of the Fund was December 19, 2023.

Financial Highlights

SP Funds 2030 Target Date Fund	Institutional Class
For a Share Outstanding throughout the period presented.
Period ended October 31, 2024(a)
PER SHARE DATA:

Net asset value, beginning of period	$19.95

INVESTMENT OPERATIONS:
Net investment income(b)(c)	0.03
Net realized and unrealized gain (loss) on investments(d)	(0.19)
Total from investment operations	(0.16)

LESS DISTRIBUTIONS FROM:
Total distributions	—

Net asset value, end of period	$19.79

TOTAL RETURN(e)	-0.80%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year or period (in thousands)	$1,526
Ratio of expenses to average net assets(f)(g)	0.45%
Ratio of net investment income to average net assets(f)(g)	0.96%
Portfolio turnover rate(e)	13%

(a)	Inception date of the Class was August 29, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.
(d)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange traded funds in which the Fund invests.

SP Funds 2030 Target Date Fund	Investor Class
For a Share Outstanding throughout the period presented.
Period ended October 31, 2024(a)
PER SHARE DATA:

Net asset value, beginning of period	$20.00

INVESTMENT OPERATIONS:
Net investment income(b)(c)	0.07
Net realized and unrealized gain (loss) on investments(d)	(0.31)
Total from investment operations	(0.24)

LESS DISTRIBUTIONS FROM:
Total distributions	—

Net asset value, end of year	$19.76

TOTAL RETURN(e)	-1.20%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$2,186
Ratio of expenses to average net assets(f)(g)	0.85%
Ratio of net investment income to average net assets(f)(g)	0.96%
Portfolio turnover rate(e)	13%

The accompanying notes are an integral part of these financial statements.

(a)	Inception date of the Fund was June 28, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.
(d)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange traded funds in which the Fund invests.

Financial Highlights
SP Funds 2040 Target Date Fund	Institutional Class
For a Share Outstanding throughout the period presented.
Period ended October 31, 2024(a)
PER SHARE DATA:

Net asset value, beginning of period	$19.25

INVESTMENT OPERATIONS:
Net investment income(b)(c)	0.01
Net realized and unrealized gain (loss) on investments(d)	(0.19)
Total from investment operations	(0.18)

LESS DISTRIBUTIONS FROM:
Total distributions	—

Net asset value, end of period	$19.07

TOTAL RETURN(e)	-0.93%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$459
Ratio of expenses to average net assets(f)(g)	0.45%
Ratio of net investment income to average net assets(f)(g)	0.20%
Portfolio turnover rate(e)	—%

(a)	Inception date of the Class was August 29, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.
(d)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange traded funds in which the Fund invests.

SP Funds 2040 Target Date Fund	Investor Class
For a Share Outstanding throughout the period presented.
Period ended October 31, 2024(a)
PER SHARE DATA:

Net asset value, beginning of period	$20.00

INVESTMENT OPERATIONS:
Net investment income(b)(c)	0.00(d)
Net realized and unrealized gain on investments(e)	(0.94)
Total from investment operations	(0.94)

SP Funds 2040 Target Date Fund	Investor Class
For a Share Outstanding throughout the period presented.
Period ended October 31, 2024(a)
LESS DISTRIBUTIONS FROM:
Total distributions	—

Net asset value, end of period	$19.06

TOTAL RETURN(f)	-4.70%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,087
Ratio of expenses to average net assets(g)(h)	0.85%
Ratio of net investment income to average net assets(g)(h)	0.04%
Portfolio turnover rate(f)	—%

(a)	Inception date of the Fund was June 28, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.
(d)	Represents less than $0.005 per share.
(e)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.
(f)
Not annualized for periods less than one year.
(g)	Annualized for periods less than one year.
(h)	These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange traded funds in which the Fund invests.

Financial Highlights
SP Funds 2050 Target Date Fund	Investor Class
For a Share Outstanding throughout the period presented.
Period ended October 31, 2024(a)
PER SHARE DATA:

Net asset value, beginning of period	$20.00

INVESTMENT OPERATIONS:
Net investment income(b)(c)	(0.01)
Net realized and unrealized gain (loss) on investments(d)	(1.21)
Total from investment operations	(1.22)

LESS DISTRIBUTIONS FROM:
Total distributions	—

Net asset value, end of period	$18.78

TOTAL RETURN(e)	-6.10%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$403
Ratio of expenses to average net assets(f)(g)	0.85%
Ratio of net investment income to average net assets(f)(g)	-0.09%
Portfolio turnover rate(e)	12%

(a)	Inception date of the Fund was June 28, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.
(d)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange traded funds in which the Fund invests.

Financial Highlights

SP Funds S&P Global Technology ETF

For a Share Outstanding throughout the period presented.
Period ended October 31, 2024(a)
PER SHARE DATA:

Net asset value, beginning of period	$20.00

INVESTMENT OPERATIONS:
Net investment income(b)	0.06
Net realized and unrealized gain (loss) on investments(c)	6.81
Total from investment operations	6.87

LESS DISTRIBUTIONS FROM:
Net investment income	(0.06)
Total distributions	(0.06)

ETF transaction fees per share	0.00(d)
Net asset value, end of period	$26.81

TOTAL RETURN(e)	34.34%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$39,539
Ratio of expenses to average net assets(f)	0.55%(g)
Ratio of net investment income to average net assets(f)	0.25%
Portfolio turnover rate(e)(h)	15%

(a)	Inception date of the Fund was November 30, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.
(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	The ratio of expense to average net assets includes tax expense. The expense ratio excluding tax expense is 0.55% for the period ended October 31, 2024.
(h)	Portfolio turnover rate excludes in-kind transactions.

Financial Highlights
SP Funds S&P World (ex-US) ETF
For a Share Outstanding throughout the period presented.
Period ended October 31, 2024(a)
PER SHARE DATA:

Net asset value, beginning of period	$20.00

INVESTMENT OPERATIONS:
Net investment income(b)	0.21
Net realized and unrealized gain on investments(c)	2.63
Total from investment operations	2.84

LESS DISTRIBUTIONS FROM:
Net investment income	(0.22)
Total distributions	(0.22)

ETF transaction fees per share	0.01
Net asset value, end of period	$22.63

TOTAL RETURN(d)	14.31%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$26,593
Ratio of expenses to average net assets(e)	0.55%(f)
Ratio of net investment income to average net assets(e)	1.11%
Portfolio turnover rate(d)(g)	30%

(a)	Inception date of the Fund was December 19, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	The ratio of expenses to average net assets includes tax expense. The expense ratio excluding tax expense is 0.55% for the period ended October 31, 2024.
(g)	Portfolio turnover rate excludes in-kind transactions.

NOTE 1 – ORGANIZATION

SP Funds Trust (the “Trust”) consists of five series, SP Funds 2030 Target Date Fund (the “2030 Target Date Fund”), SP Funds 2040 Target Date Fund (the “2040 Target Date Fund”), SP Funds 2050 Target Date Fund (the “2050 Target Date Fund”), SP Funds S&P Global Technology ETF (the “Global Technology ETF”) and SP Funds S&P World (ex-US) ETF (the “World ETF”), (each a “Fund”, and collectively, the “Funds”). The Funds are all a non-diversified series of the Trust. The Trust was organized as a Delaware statutory trust on July 6, 2023, and is registered with the SEC under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open- end management investment company and the offering of each Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended. The Trust is governed by the Board of Trustees (the “Board”). ShariaPortfolio, Inc. (the “Adviser”) serves as investment adviser to the Funds and Tidal Investments LLC (“Tidal Investments” or “Sub-Adviser”) serves as sub-adviser to the Funds. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services—Investment Companies.” Please see the table below for a summary of commencement and class specific information:

	Ticker	Commencement of Operations	12b-1 Fees	Shareholder Servicing Fees
2030 Target Date Fund
Investor Class	SPTAX	06/28/2024	0.25%	0.15%
Institutional Class	SPTMX	08/29/2024	N/A	N/A
2040 Target Date Fund
Investor Class	SPTBX	06/28/2024	0.25%	0.15%
Institutional Class	SPTNX	08/29/2024	N/A	N/A
2050 Target Date Fund
Investor Class	SPTCX	06/28/2024	0.25%	0.15%
Institutional Class	SPTOX	N/A	N/A	N/A
Global Technology ETF
	SPTE	11/30/2023	N/A	N/A
World ETF
	SPWO	12/19/2023	N/A	N/A

The investment objective of the 2030 Target Date Fund, 2040 Target Date Fund, and 2050 Target Date Fund is to seek a high level of total return through its target date. Thereafter, the Fund primarily seeks high current income and secondarily capital appreciation. The investment objective of the Global Technology ETF is to seek to track the performance, before fees and expenses, of the S&P Global 1200 Shariah Information Technology Capped Index (the “Shariah Technology Index”). The investment objective of the World ETF is to seek to track the performance, before fees and expenses, of the S&P DM Ex-U.S. & EM 50/50 Shariah Index (the “Shariah World Index”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.	Security Valuation. Equity securities, listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on Nasdaq Stock Market, LLC (the “NASDAQ”)), including securities traded over-the-counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents each day that the Funds are open for business.

Under Rule 2a-5 of the 1940 Act, a fair value will be determined for securities for which quotations are not readily available by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security.

The use of fair value pricing by a fund may cause the net asset value (“NAV”) of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value each Fund’s investments as of October 31, 2024:

SP Funds 2030 Target Date Fund
	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$3,370,793	$—	$—	$3,370,793
Total Assets	$3,370,793	$—	$—	$3,370,793

SP Funds 2040 Target Date Fund
	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$1,481,524	$—	$—	$1,481,524
Total Assets	$1,481,524	$—	$—	$1,481,524

SP Funds 2050 Target Date Fund
	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$387,545	$—	$—	$387,545
Total Assets	$387,545	$—	$—	$387,545

SP Funds S&P Global Technology ETF
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$39,115,330	$—	$—	$39,115,330
Total Assets	$39,115,330	$—	$—	$39,115,330

SP Funds S&P World (ex-US) ETF
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$26,418,561	$40,628	$—	$26,459,189
Real Estate Investment Trusts	103,264	—	—	103,264
Preferred Stocks	24,111	—	—	24,111
Total Assets	$26,545,936	$40,628	$—	$26,586,564

Refer to the Schedule of Investments for industry classifications.

B.	Federal Income Taxes. Each Fund has elected to be taxed as a “regulated investment company” as defined in Subtitle A, Chapter 1, Subchapter M of the Internal Revenue Code, as amended. No provision has been made for federal income taxes as it is the intention of the Funds to comply with the provisions of the Code applicable to regulated investment companies and to make distributions of income and realized gains sufficient to relieve it from all or substantially all excise and income taxes.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Funds intend to declare as dividends in each calendar year at least 98 .0% of their net investment income (earned during the calendar year) and at least 98.2% of their net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years. As a registered investment company, the Funds are subject to a 4% excise tax that is imposed if the Funds do not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98 .2% of its capital gain in excess of its capital loss (adjusted for certain ordinary losses) for a one year period generally ending on October 31 of the calendar year (unless an election is made to use the fund’s fiscal year) . The Funds generally intend to distribute income and capital gains in the manner necessary to minimize (but not necessarily eliminate) the imposition of such excise tax. The Funds may retain income or capital gains and pay excise tax when it is determined that doing so is in the best interest of shareholders. Management, in consultation with the Board, evaluates the costs of the excise tax relative to the benefits of retaining income and capital gains, including that such undistributed amounts (net of the excise tax paid) remain available for investment by the Funds and are available to supplement future distributions. Tax expense is disclosed in the Statements of Operations, if applicable.

As of October 31, 2024, the Funds did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Funds identify their major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially.

C.	Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Dividends received from REITs generally are comprised of ordinary income, capital gains, and may include return of capital. Debt income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

D.	Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.

E.	Distributions to Shareholders. Distributions to shareholders from net investment income, if any, for the Funds are declared and paid at least monthly. Distributions to shareholders from net realized gains on securities, if any, for the Funds normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F.	Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

G.	Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

H.	Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements cannot be known; however, the Funds expect the risk of loss to be remote.

I.	Cash. Cash includes non-interest bearing and non-restricted cash with one institution.

J.	Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that each Fund limit its illiquid investments that are assets to no more than 15% of the value of the Fund’s net assets. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If a Fund should be in a position where the value of illiquid investments held by the Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the Program.

K.	Reclassification of Capital Accounts. Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. These differences are primarily due to excise tax and distributions in excess. For the period ended October 31, 2024, the following adjustments were made:

Fund	Paid-In Capital	Total Distributable Earnings/(Accumulated Losses)
2030 Target Date Fund	$—	$—
2040 Target Date Fund	—	—
2050 Target Date Fund	—	—
Global Technology ETF	(57)	57
World ETF	(4,409)	4,409

L.	Organizational and Offering Costs. All organizational and offering costs for the Trust and the Funds will be borne by the Adviser. The Trust and the Funds do not have an obligation to reimburse the Adviser for organization and offering costs paid on their behalf.

NOTE 3 – PRINCIPAL INVESTMENT RISKS

A.	Concentration Risk (only applicable to the World ETF). Each Fund’s investments will be concentrated in an industry or group of industries to the extent the Index is so concentrated. Accordingly, the value of shares of the Funds may rise and fall more than the value of shares that invest in securities of companies in a broader range of industries.

B.	Currency Risk. Because the Funds’ NAVs are determined in U.S. dollars, the Funds’ NAVs could decline if the currency of a non-U.S. market in which the Funds invest depreciates against the U.S. dollar or if there are delays or limits on repatriation of such currency. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the Funds’ NAVs may change quickly and without warning.

C.	Emerging Markets Risk. Investments in emerging market securities impose risks different from, or greater than, risks of investing in foreign developed countries, including smaller market capitalization; significant price volatility; and restrictions on foreign investment. Emerging market countries may have relatively unstable governments and may present the risk of nationalization of businesses, expropriation, and confiscatory taxation, or, in certain instances, reversion to closed market, centrally planned economies. Emerging market economies may also experience more severe downturns. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Funds. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. In addition, less information may be available about companies in emerging markets than in developed markets because such emerging markets companies may not be subject to accounting, auditing and financial reporting standards or to other regulatory practices required by U.S. companies which may lead to potential errors in index data, index computation and/or index construction. Such conditions may impact the ability of the Funds to buy, sell or otherwise transfer securities; adversely affect the trading market and price for such securities; and/or cause the Funds to decline in value.

D.	Equity Securities Risk. Equity securities are subject to changes in value, and their values may be more volatile than those of other assets classes. The Index is composed of common stocks, which generally subject their holders to more risks than preferred stocks and debt securities because common stockholders’ claims are subordinated to those of holders of preferred stocks and debt securities upon the bankruptcy of the issuer.

E.	Exchange Traded Fund (“ETF”) Risks (only applicable to the ETFs).

•	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Funds have a limited number of financial institutions that are authorized to purchase and redeem shares of the Funds (“Shares”) directly from the Funds (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•	Cash Redemption Risk. Each Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund. In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. Additionally, purchases and redemptions of Shares for cash may cause the Fund to incur brokerage costs and those costs could be imposed on the Funds, thus decreasing the Funds’ NAV to the extent that the costs are not offset by a transaction fee payable by an authorized participant.

•	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares of the Funds may significantly reduce investment results and an investment in shares of the Funds may not be advisable for investors who anticipate regularly making small investments.

•	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate a Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Funds may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, the Fund is likely to experience premiums and discounts greater than those of ETFs holding only domestic securities.

•	Trading. Although Shares are listed on a national securities exchange, such as the NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Funds’ underlying portfolio holdings, which can be significantly less liquid than Shares. Also, in stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. These adverse effects on liquidity for Shares, in turn, could lead to wider bid/ask spreads and differences between the market price of Shares and the underlying value of those Shares.

F.	Foreign Securities Risks. Certain foreign countries may impose exchange control regulations, restrictions on repatriation of profit on investments or of capital invested, local taxes on investments, and restrictions on the ability of issuers of non-U.S. securities to make payments of principal and interest to investors located outside the country, whether from currency blockage or otherwise. In addition, the Funds will be subject to risks associated with adverse political and economic developments in foreign countries, including seizure or nationalization of foreign deposits, the imposition of economic sanctions, different legal systems and laws relating to bankruptcy and creditors’ rights, and the potential inability to enforce legal judgments, all of which could cause the Funds to lose money on their investments in non-U.S. securities. The cost of servicing external debt will also generally be adversely affected by rising international interest rates, as many external debt obligations bear interest at rates which are adjusted based upon international interest rates. Because non-U.S. securities may trade on days when Shares are not priced, NAVs may change at times when Shares cannot be sold.

G.	General Market Risk. Securities markets and individual securities may increase or decrease in value. Security prices may fluctuate widely over short or extended periods in response to market or economic news and conditions, and securities markets also tend to move in cycles. If there is a general decline in the securities markets, it is possible your investment may lose value regardless of the individual results of the companies in which the Funds invest. The magnitude of up and down price or market fluctuations over time is sometimes referred to as “volatility,” and it can be significant. In addition, different asset classes and geographic markets may experience periods of significant correlation with each other. As a result of this correlation, the securities and markets in which the Funds invest may experience volatility due to market, economic, political or social events and conditions that may not readily appear to directly relate to such securities, the securities’ issuer or the markets in which they trade.

H.	Geographic Investment Risk. To the extent the Funds invest a significant portion of their assets in the securities of companies of a single country or region, they are more likely to be impacted by events or conditions affecting that country or region.

I.	Large-Capitalization Companies Risk. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

J.	Models and Data Risk. The composition of the Shariah World Index and Shariah Technology Index (each an “Index”, and collectively, the “Indices”) are heavily dependent on proprietary quantitative models as well as information and data supplied by third parties (“Models and Data”). When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon may lead to the inclusion or exclusion of securities from the Index universe that would have been excluded or included had the Models and Data been correct and complete. If the composition of the Indices reflects such errors, the Funds’ portfolio can be expected to also reflect the errors.

K.	Non-Diversified Fund Risk. Each fund is a non-diversified fund. In general, a non-diversified fund may invest a greater percentage of its assets in a particular issuer and may own fewer securities than other funds. Accordingly, a non-diversified fund is generally subject to the risk that a large loss in an individual security will cause a greater loss for the fund than it would if the fund was required to hold a larger number of securities or smaller positions.

L.	Passive Investment Risk (only applicable to the ETFs). The Funds invest in the securities included in, or representative of, its respective Index regardless of their investment merit. Each Fund does not attempt to outperform its respective Index or take defensive positions in declining markets. As a result, a Fund’s performance may be adversely affected by a general decline in the market segments relating to its Index.

M.	Recently Organized Fund Risk. The Funds are recently organized management investment companies with limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision. There can be no assurance that the Funds will grow to or maintain an economically viable size.

N.	Sharia-Compliant Investing Risk. Islamic religious law, commonly known as “Shariah,” has certain restrictions regarding finance and commercial activities permitted for Muslims, including interest restrictions and prohibited industries, which reduces the size of the overall universe in which the Funds can invest. The strategy to reduce the investable universe may limit investment opportunities and adversely affect each Fund’s performance, especially in comparison to a more diversified fund. Because Shariah principles preclude the use of interest-paying instruments, cash reserves do not earn income. To the extent that securities become non-compliant following purchase, such securities may be held for a temporary period of time. Additionally, certain companies that meet Shariah screens may nevertheless generate dividend income that is subject to purification.

O.	Tracking Error Risk. As with all index funds, the performance of the Funds and its Index may differ from each other for a variety of reasons. For example, the Funds incur operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Funds may not be fully invested in the securities of the Index at all times, including during its initial investment period, or may hold securities not included in the Index.

P.	Underlying Index Risk (only applicable to the ETFs). Neither the Adviser nor the Index Provider is able to guarantee the continuous availability or timeliness of the production of the Index. The calculation and dissemination of the Index values may be delayed if the information technology or other facilities of the Index Provider, calculation agent, data providers and/or relevant stock exchange malfunction for any reason. A significant delay may cause trading in shares of a Fund to be suspended. Errors in Index data, computation and/or the construction in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider, calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Funds and their shareholders.

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as investment adviser to the Funds pursuant to an investment advisory agreement between the Trust and the Adviser with respect to the Funds (the “Advisory Agreement”) and, pursuant to the Advisory Agreement, has overall responsibility for the general management and administration of the Funds, subject to the direction and oversight of the Board. The Adviser provides oversight of the Sub-Adviser and review of the Sub-Adviser’s performance. The Adviser is also responsible for trading portfolio securities on behalf of the Funds, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Board. The Adviser provides oversight of the Sub-Adviser.

Pursuant to the Advisory Agreement, each Fund pays the Adviser a unitary management fee (the “Investment Advisory Fee”) based on the average daily net assets of the Fund as follows:

Fund	Investment Advisory Fee
2030 Target Date Fund	0.45%
2040 Target Date Fund	0.45%
2050 Target Date Fund	0.45%
Global Technology ETF	0.55%
World ETF	0.55%

Out of each Investment Advisory Fee, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, and all other related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay, or require the Sub-Adviser to pay, all expenses incurred by the Funds except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”). The Investment Advisory Fees incurred are paid monthly to the Adviser. Investment Advisory Fees for the period ended October 31, 2024, are disclosed in the Statements of Operations.

The Sub-Adviser serves as the investment sub-adviser to the Funds, pursuant to a sub-advisory agreement between the Adviser and the Sub-Adviser with respect to the Funds (the “Sub-Advisory Agreement”) . Pursuant to the Sub -Advisory Agreement, the Sub-Adviser is responsible for ensuring the Funds follow the character of each applicable Index and providing advice with regard to the interpretation of and compliance with Sharia principles.

Pursuant to the Sub-Advisory Agreement, the Adviser pays the Sub-Adviser a fee for the services and facilities the Sub-Adviser provides (the “Sub-Advisory Fee”) based on the average daily net assets of each Fund as follows:

Fund	Sub-Advisory Fee
2030 Target Date Fund	0.03%
2040 Target Date Fund	0.03%
2050 Target Date Fund	0.03%
Global Technology ETF	0.03%
World ETF	0.03%

The Sub-Advisory Fees incurred are paid monthly to the Sub-Adviser by the Adviser.

Tidal ETF Services LLC (“Tidal”), a Tidal Financial Group company, serves as the Funds’ administrator and, in that capacity, performs various administrative and management services for the Funds. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds’ sub-administrator, fund accountant and transfer agent. In those capacities, Fund Services performs various administrative and accounting services for the Funds. Fund Services prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Funds’ custodian. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian.

Foreside Fund Services, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.

The Board has adopted a Distribution (Rule 12b-1) Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, each Fund is authorized to pay an amount up to 0.25% of its Investor Class average daily net assets each year to pay distribution fees for the sale and distribution of its Shares. The Plan for the Global Technology and World ETF has not been activated, and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out of the Funds' assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges. No distribution fees are paid by Institutional Class shares.

The Funds have adopted a shareholder services plan on behalf of their Investor Class Shares. Under a shareholder services plan, the Funds’ Investor Class shares may pay an authorized firm up to 0.25% on an annualized basis of average daily net assets attributable to its customers who are shareholders. For this fee, the authorized firms may provide a variety of services, including but not limited to: (i) maintaining accounts relating to Clients that invest in Shares; (ii) arranging for bank wires; (iii) responding to Client inquiries relating to the services performed by Service Providers; (iv) responding to inquiries from Clients concerning their investment in Shares; (v) assisting Clients in changing dividend options, account designations and addresses; (vi) providing information periodically to Clients showing their position in Shares; (vii) forwarding shareholder communications from the Funds such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to Clients; (viii) processing purchase, exchange and redemption requests from Clients and placing orders with the Funds or their service providers; (ix) providing sub-accounting with respect to Shares beneficially owned by Clients; and (x) processing dividend payments from the Funds on behalf of Clients. Service Providers may also use this fee for payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies and investment counselors, broker-dealers, mutual fund supermarkets and the Service Providers’ affiliates and subsidiaries as compensation for such services as are described herein.

Certain officers and trustees of the Trust are affiliated with the Adviser. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Funds.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the period ended October 31, 2024, the cost of purchases and proceeds from the sales or maturities of securities, excluding short- term investments, U.S. government securities, and in-kind transactions were as follows:

Fund	Purchases	Sales
2030 Target Date Fund	$3,675,501	$282,297
2040 Target Date Fund	1,497,864	—
2050 Target Date Fund	415,208	17,553
Global Technology ETF	5,298,907	4,080,911
World ETF	10,529,752	4,884,851

There were no purchases or sales of long-term U.S. Government securities for the period ended October 31, 2024.

For the period ended October 31, 2024, in-kind transactions associated with creations and redemptions for the Funds were as follows:

Fund	Purchases	Sales
2030 Target Date Fund	$—	$—
2040 Target Date Fund	—	—
2050 Target Date Fund	—	—
Global Technology ETF	31,173,428	—
World ETF	19,010,429	—

NOTE 6 – TRANSACTIONS WITH AFFILIATES

The 2030 Target Date Fund had the following investments in affiliates during the period ended October 31, 2024:

Security Name	Market Value as of October 31, 2023	Purchases	Purchases In-Kind	Sales	Sales In-Kind	Market Value as of October 31, 2024	Share Balance as of October 31, 2024	Dividends	Net Change in Unrealized Appreciation/ (Depreciation) on Affiliated Investments	Net Realized Gain/(Loss) on Affiliated Investments
SP Funds S&P Global Technology ETF	$—	$362,545	$—	$(23,258)	$—	$340,766	12,693	$161	$2,900	$(1,421)
SP Funds S&P World (ex-US) ETF	—	183,885	—	(12,298)	—	172,035	7,554	375	877	(429)
SP Funds Dow Jones Global Sukuk ETF	—	1,714,869	—	(136,665)	—	1,548,340	85,355	5,150	(27,991)	(1,873)
SP Funds S&P Global REIT Sharia ETF	—	396,644	—	(34,100)	—	349,212	16,862	2,099	(13,297)	(35)
SP Funds S&P 500 Sharia Industry Exclusions ETF	—	923,748	—	(68,105)	—	867,655	21,152	1,064	14,154	(2,142)
Total	$—	$3,581,691	$—	$(274,426)	$—	$3,278,008	143,616	$8,849	$(23,357)	$(5,900)

The 2040 Target Date Fund had the following investments in affiliates during the period ended October 31, 2024:

Security Name	Market Value as of October 31, 2023	Purchases	Purchases In-Kind	Sales	Sales In-Kind	Market Value as of October 31, 2024	Share Balance as of October 31, 2024	Dividends	Net Change in Unrealized Appreciation/ (Depreciation) on Affiliated Investments	Net Realized Gain/(Loss) on Affiliated Investments
SP Funds S&P Global Technology ETF	$—	$586,079	$—	$—	$—	$576,777	21,484	$229	$(9,302)	$—
SP Funds S&P World (ex-US) ETF	—	151,534	—	—	—	149,307	6,556	274	(2,227)	—
SP Funds S&P 500 Sharia Industry Exclusions ETF	—	603,850	—	—	—	602,461	14,687	622	(1,389)	—
SP Funds Dow Jones Global Sukuk ETF	—	78,186	—	—	—	77,222	4,257	217	(964)	—
SP Funds S&P Global REIT Sharia ETF	—	78,215	—	—	—	75,757	3,658	388	(2,458)	—
Total	$—	$1,497,864	$—	$—	$—	$1,481,524	50,642	$1,730	$(16,340)	$—

The 2050 Target Date Fund had the following investments in affiliates during the period ended October 31, 2024:

Security Name	Market Value as of October 31, 2023	Purchases	Purchases In-Kind	Sales	Sales In-Kind	Market Value as of October 31, 2024	Share Balance as of October 31, 2024	Dividends	Net Change in Unrealized Appreciation/ (Depreciation) on Affiliated Investments	Net Realized Gain/(Loss) on Affiliated Investments
SP Funds S&P Global Technology ETF	$—	$162,756	$—	$(6,485)	$—	$150,879	5,620	$49	$(5,058)	$(334)
SP Funds S&P World (ex-US) ETF	—	42,053	—	(1,880)	—	39,058	1,715	58	(1,057)	(58)
SP Funds S&P 500 Sharia Industry Exclusions ETF	—	167,467	—	(7,142)	—	157,599	3,842	132	(2,525)	(201)
SP Funds Dow Jones Global Sukuk ETF	—	21,398	—	(985)	—	20,190	1,113	47	(221)	(2)
SP Funds S&P Global REIT Sharia ETF	—	21,535	—	(1,062)	—	19,819	957	83	(647)	(7)
Total	$—	$415,209	$—	$(17,554)	$—	$387,545	13,247	$369	$(9,508)	$(602)

NOTE 7 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the period ended October 31, 2024, was as follows:

Distributions paid	2030 Target	2040 Target	2050 Target	Global
from:	Date Fund	Date Fund	Date Fund	Technology ETF	World ETF
Ordinary income	$—	$—	$—	$73,888	$183,813
Long-term capital gain	—	—	—	—	—
Return of capital	—	—	—	—	—
Total distributions paid	$—	$—	$—	$73,888	$183,813

As of October 31, 2024, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

	2030 Target	2040 Target	2050 Target	Global
	Date Fund	Date Fund	Date Fund	Technology ETF	World ETF
Investments, at cost	$3,392,074	$1,497,556	$397,592	$32,502,874	$24,687,880
Gross tax unrealized appreciation	29,675	9,496	1,963	8,075,672	3,304,156
Gross tax unrealized depreciation	(50,956)	(25,528)	(12,010)	(1,463,216)	(1,405,472)
Net tax unrealized appreciation (depreciation)	(21,281)	(16,032)	(10,047)	6,612,456	1,898,684
Undistributed ordinary income	10,158	2,473	525	101,282	—
Undistributed long-term capital gain (loss)	—	—	—	—	—
Total distributable earnings/(accumulated losses)	10,158	2,473	525	101,282	—
Other accumulated gain (loss)	—	—	—	(198)	(151)
Total distributable earnings/(accumulated losses)	$(11,123)	$(13,559)	$(9,522)	$6,713,540	$1,898,533

The temporary differences between book basis and tax basis in the Funds was primarily attributable to the treatment of wash sales, non-REIT return of capital, and PFIC mark to markets.

Net capital losses incurred after November 30 and net investment losses incurred after December 31 (late year losses), and within the taxable year, may be elected to be deferred to the first business day of each Fund’s next taxable year. As of the most recent fiscal period ended October 31, 2024, the Funds did not defer any post-October losses.

As of October 31, 2024, the Funds did not have any unused capital loss carryforward.

NOTE 8 – BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the 1940 Act. At October 31, 2024, Charles Schwab owned, as record shareholder, 100% of the outstanding shares of the 2030 Target Date Fund, 2040 Target Date Fund, and 2050 Target Date Fund. It is not known whether any underlying beneficial owners owned or controlled 25% or more of the voting securities of the Funds.

NOTE 9 – SHARE TRANSACTIONS

The SP Funds S&P Global Technology ETF and SP Funds S&P World (ex- US) ETF (each an “ETF” and collectively the “ETFs”) list and trade their shares on the Exchange. Market prices for the shares may be different from their NAV. The ETFs issue and redeem shares on a continuous basis at NAV generally in large blocks of shares, called (“Creation Units”). Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the ETFs. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the ETFs. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Each ETF currently offers one class of shares, which has no front- end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee is $300 for the Global Technology ETF and $14,500 for the World ETF, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the ETFs’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the ETFs for transaction costs associated with the cash transactions. Variable fees received by the ETFs, if any, are disclosed in the capital shares transactions section of the Statements of Changes in Net Assets. The ETFs may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the ETFs have equal rights and privileges.

NOTE 10 – RECENT MARKET EVENTS

U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including rising inflation, uncertainty regarding central banks’ interest rates, the possibility of a national or global recession, trade tensions, political events, the war between Russia and Ukraine, and significant conflict between Israel and Hamas in the Middle East. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so. The Middle East conflict has led to significant loss of life, damaged infrastructure and escalated tensions both in the region and globally. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated. The Adviser and Sub-Adviser will monitor developments and seek to manage the Funds in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that they will be successful in doing so.

NOTE 11 – SUBSEQUENT EVENTS

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there are no subsequent events that would need to be disclosed in the Funds’ financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of

SP Funds 2030 Target Date Fund, SP Funds 2040 Target Date Fund, SP Funds 2050 Target Date Fund,

SP Funds S&P Global Technology ETF, SP Funds World ex-US ETF and

The Board of Trustees of

SP Funds Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of SP Funds 2030 Target Date Fund, SP Funds 2040 Target Date Fund, SP Funds 2050 Target Date Fund, SP Funds S&P Global Technology ETF and SP Funds World ex-US ETF (collectively the “Funds”), each a series of SP Funds Trust (the “Trust”), including the schedules of investments, as of October 31, 2024, the related statements of operations, statements of changes in net assets, and the financial highlights for each of the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of October 31, 2024, and the results of their operations, the changes in their net assets and the financial highlights for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Individual Funds Constituting SP Funds Trust	Statement Of Operations	Statements Of Changes In Net Assets	Financial Highlights
SP Funds 2030 Target Date Fund, SP Funds 2040 Target Date Fund, SP Funds 2050 Target Date Fund	For the period June 28, 2024 (commencement of operations) to October 31, 2024	For the period June 28, 2024 (commencement of operations) to October 31, 2024	For the period June 28, 2024 (commencement of operations) to October 31, 2024

SP Funds S&P Global Technology ETF	For the period November 30, 2023 (commencement of operations) to October 31, 2024	For the period November 30, 2023 (commencement of operations) to October 31, 2024	For the period November 30, 2023 (commencement of operations) to October 31, 2024

SP Funds World ex-US ETF	For the period December 19, 2023 (commencement of operations) to October 31, 2024	For the period December 19, 2023 (commencement of operations) to October 31, 2024	For the period December 19, 2023 (commencement of operations) to October 31, 2024

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2023.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

December 30, 2024

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION (Unaudited)

For the period ended October 31, 2024, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

2030 Target Date Fund	0.00%
2040 Target Date Fund	0.00%
2050 Target Date Fund	0.00%
Global ETF	100.00%
World ETF	100.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the period ended October 31, 2024, was as follows:

2030 Target Date Fund	0.00%
2040 Target Date Fund	0.00%
2050 Target Date Fund	0.00%
Global ETF	44.70%
World ETF	0.20%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(c) for the period ended October 31, 2024, was as follows:

2030 Target Date Fund	0.00%
2040 Target Date Fund	0.00%
2050 Target Date Fund	0.00%
Global ETF	13.75%
World ETF	16.29%

Pursuant to Section 853 of the Internal Revenue Code, the Funds designate the following amounts as foreign taxes paid for the period ended October 31, 2024. Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

			Portion of Ordinary Income
	Creditable Foreign		Distribution Derived from
World ETF	Tax Credit Paid	Per Share Amount	Foreign Sourced Income
	29,015	0.024693991	99.851%

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.”

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There have been no changes in or disagreements with the Funds’ accountants.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by the report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a). Under the Investment Advisory Agreement, in exchange for a single unitary management fee from each Fund, the Adviser has agreed to pay all expenses incurred by the Funds, including Trustee compensation, except for certain excluded expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory and Sub-Advisory Contracts.

The Board of Trustees (the “Board” or the “Trustees”) of SP Funds Trust (the “Trust”) met on March 28, 2024 (the “Meeting”) to consider the initial approval of the investment advisory agreement between ShariaPortfolio, Inc. (“ShariaPortfolio” or the “Adviser”) and the Trust, on behalf of the SP Funds 2030 Target Date Fund, SP Funds 2040 Target Date Fund and SP Funds 2050 Target Date Fund (each, a “Fund” and collectively, the “Funds”). In addition, on March 28, 2024, the Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940 (the “Independent Trustees”), and who constitute a majority of the Board, met with their legal counsel to consider the investment advisory agreement.

In connection with its consideration of the investment advisory agreement, the Board reviewed and discussed various information that had been provided prior to the Meeting, including the investment advisory agreement, a memorandum provided by the Independent Trustees’ legal counsel summarizing the guidelines relevant to the Board’s consideration of the approval of the investment advisory agreement, a memorandum and other information provided by the Adviser (including the Adviser’s Form ADV Part 1A and select financial information of the Adviser), information regarding the expected profitability of the Funds, the performance of comparable funds, management fees and expense ratios (including comparative fee and expense information), best execution and trading information and other pertinent information.  Based on its evaluation of this information, the Board, including all of the Independent Trustees, approved the investment advisory agreement for the Funds for an initial two-year period.

In considering the investment advisory agreement and reaching its conclusions, the Board reviewed and analyzed various factors that it determined were relevant, including the factors below.  In deciding to approve the investment advisory agreement for each Fund, the Board did not identify any single factor as determinative but considered all factors together.

Nature, Extent and Quality of Services to Be Provided to the Funds

The Board considered the nature, extent and quality of the services to be provided by the Adviser to the Funds.  The Board discussed the experience and resources of ShariaPortfolio, as well as the depth and qualifications of the professional personnel of the Adviser, including the Funds’ sole portfolio manager, Naushad Virji.  The Board also considered other services the Adviser would provide the Funds, such as overseeing the Funds’ other service providers.  The Board concluded that the nature, extent and quality of the services to be provided by the Adviser to the Funds were appropriate and that the Funds were likely to benefit from services provided under the investment advisory agreement.

Investment Performance

Because the Funds had not yet commenced operations, the Board did not consider any performance information with respect to the Funds.  The Board did consider the performance of other funds managed by the Adviser, pursuant to a Sharia-based investment strategy.

Expense Information

The Board examined the proposed fee and expense information for the Funds, including a comparison of such information to other similar funds.  Based on their review of the industry data, the Trustees found that the proposed unitary fee would be competitive as it relates to the applicable category.

Costs of Services Provided and Profitability

The Board considered information about the financial condition of the Adviser and its parent company and determined that the Adviser’s financial condition was sound and that the Adviser has maintained adequate profit levels to support its proposed services to the Funds from the revenue of its overall investment advisory business.  The Board also considered information regarding the Adviser’s expected profitability ratio across the entire Fund complex and concluded that the Adviser’s expected profitability was reasonable.

In light of all of the information that it received and considered, the Board concluded that the proposed unitary fee of each Fund was reasonable.

Economies of Scale and Fee Levels Reflecting Those Economies

Because the Funds had not yet commenced operations, the Board did not consider whether any alternative fee structures, such as breakpoint fees, would be appropriate to reflect any economies of scale that may result from increases in a Fund’s assets. The Board considered information discussed at the Meeting regarding break-even levels.

Benefits to Be Derived from the Relationship with the Funds

The Board considered other potential benefits to the Adviser from serving as adviser to the Funds (in addition to the advisory fee), including greater name recognition.  The Board noted that the Adviser’s affiliated entities may experience indirect benefits from the Adviser’s association with the Funds.  The Board concluded that other benefits that may be realized by the Adviser from its relationship with the Funds were appropriate.

Based on their evaluation of the above factors, as well as other factors relevant to their consideration of the investment advisory agreement, the Trustees, including all of the Independent Trustees, concluded that the approval of the investment advisory agreement was in the best interests of each Fund and its shareholders.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable

(b) Not Applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	SP Funds Trust

By (Signature and Title)*	/s/ Irfan Chaudhry
Irfan Chaudhry, President/Principal Executive Officer

Date	January 6, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Irfan Chaudhry
Irfan Chaudhry, President/Principal Executive Officer

Date	January 6, 2025

By (Signature and Title)*	/s/ Glenn Vitale
Glenn Vitale, Treasurer/Principal Financial Officer

Date	January 6, 2025

* Print the name and title of each signing officer under his or her signature.